Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 99.0%

AUSTRALIA — 1.2%
BHP Group Ltd.	321,903	$9,954,417

BRAZIL — 2.7%
B3 SA — Brasil Bolsa Balcao	2,385,200	4,702,360
MercadoLibre, Inc. *	5,615	11,521,755
Petroleo Brasileiro SA ADR	400,409	5,769,894
		21,994,009
CANADA — 2.1%
Shopify, Inc., Class A *	131,179	10,512,685
Stella-Jones, Inc.	105,732	6,941,435
		17,454,120
CHINA — 5.4%
Contemporary Amperex Technology Co., Ltd., Class A	257,900	9,075,741
Kweichow Moutai Co., Ltd., Class A	16,200	3,975,052
Li Auto, Inc., Class A *	215,036	2,765,134
PDD Holdings, Inc. ADR *	47,210	6,364,380
Prosus NV *	509,871	22,282,520
		44,462,827
DENMARK — 2.4%
Genmab A/S *	13,570	3,289,827
Novo Nordisk A/S, B Shares	138,062	16,375,744
		19,665,571
FRANCE — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	4,521	3,467,047
Nexans SA	31,067	4,560,146
Sartorius Stedim Biotech	13,575	2,842,318
SOITEC *	34,909	3,496,443
		14,365,954
HONG KONG — 1.2%
AIA Group Ltd.	1,114,200	9,730,150

INDIA — 1.4%
Reliance Industries Ltd. GDR	164,849	11,489,073

ISRAEL — 0.2%
Mobileye Global, Inc., Class A *	138,653	1,899,546

ITALY — 2.2%
Ryanair Holdings PLC ADR	409,573	18,504,486

JAPAN — 3.9%
CyberAgent, Inc.	388,400	2,761,156
Nippon Paint Holdings Co., Ltd.	670,600	5,107,243
Olympus Corp.	559,500	10,635,706
Rakuten Group, Inc. *	690,300	4,454,099
Shiseido Co., Ltd.	156,400	4,253,565
SMC Corp.	11,500	5,143,037
		32,354,806
NETHERLANDS — 2.1%
Adyen NV *	7,353	11,512,005

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
ASM International NV	8,551	$5,641,606
		17,153,611
NORWAY — 0.7%
Schibsted ASA, Class A	191,009	6,164,880

RUSSIA — 0.0% (a)
Sberbank of Russia PJSC *(b)	1,284,860	0

SINGAPORE — 0.8%
Sea Ltd. ADR *	72,597	6,844,445

SOUTH KOREA — 1.7%
Coupang, Inc. *	323,153	7,933,406
Samsung Electronics Co., Ltd.	130,573	6,102,827
		14,036,233
SWEDEN — 1.9%
Atlas Copco AB, B Shares	608,764	10,445,085
Epiroc AB, B Shares	288,374	5,468,375
		15,913,460
SWITZERLAND — 1.1%
Cie Financiere Richemont SA	59,160	9,394,862

TAIWAN — 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	731,000	22,042,686

UNITED KINGDOM — 0.6%
Bellway PLC	110,952	4,619,223

UNITED STATES — 63.0%
Advanced Drainage Systems, Inc.	53,441	8,398,788
AeroVironment, Inc. *	33,422	6,701,111
Albemarle Corp.	34,929	3,308,126
Alnylam Pharmaceuticals, Inc. *	29,213	8,034,451
Alphabet, Inc., Class C	70,707	11,821,503
Amazon.com, Inc. *	162,445	30,268,377
Analog Devices, Inc.	49,751	11,451,188
Arthur J Gallagher & Co.	36,875	10,375,519
AutoZone, Inc. *	2,135	6,725,335
Block, Inc. *	120,859	8,113,265
Brunswick Corp.	45,888	3,846,332
Builders FirstSource, Inc. *	25,851	5,011,475
CBRE Group, Inc., Class A *	78,074	9,718,652
Chewy, Inc., Class A *	217,732	6,377,370
Cloudflare, Inc., Class A *	92,459	7,479,008
Comfort Systems USA, Inc.	19,151	7,475,593
CoStar Group, Inc. *	75,330	5,682,895
CRH PLC	264,051	24,166,358
Datadog, Inc., Class A *	40,399	4,648,309
DoorDash, Inc., Class A *	130,715	18,656,952
Dutch Bros, Inc., Class A *	131,145	4,200,574
Eaton Corp. PLC	23,696	7,853,802
Elevance Health, Inc.	50,845	26,439,400
Entegris, Inc.	49,505	5,570,798
Floor & Decor Holdings, Inc., Class A *	38,502	4,780,793
Markel Group, Inc. *	4,438	6,961,358
Martin Marietta Materials, Inc.	47,051	25,325,201

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Mastercard, Inc., Class A	34,024	$16,801,051
Meta Platforms, Inc., Class A	56,920	32,583,285
Microsoft Corp.	80,515	34,645,604
Moderna, Inc. *	51,139	3,417,619
Moody’s Corp.	37,838	17,957,536
Neogen Corp. *	216,680	3,642,391
Netflix, Inc. *	13,212	9,370,875
Norwegian Cruise Line Holdings Ltd. *	227,462	4,665,246
NVIDIA Corp.	214,253	26,018,884
Royalty Pharma PLC, Class A	272,109	7,697,964
S&P Global, Inc.	16,864	8,712,280
Service Corp. International	224,742	17,738,886
SiteOne Landscape Supply, Inc. *	33,503	5,055,938
Spotify Technology SA *	13,509	4,978,472
Texas Instruments, Inc.	42,496	8,778,399
Thermo Fisher Scientific, Inc.	10,032	6,205,494
Trade Desk, Inc. (The), Class A *	147,232	16,143,989
UnitedHealth Group, Inc.	14,516	8,487,215
Walt Disney Co. (The)	53,397	5,136,257
YETI Holdings, Inc. *	101,906	4,181,203
		521,611,121
TOTAL INVESTMENTS — 99.0%
(cost $461,696,884)		$819,655,480
Other assets less liabilities — 1.0%		7,908,273
NET ASSETS — 100.0%		$827,563,753

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$621,460,195	$198,195,285	$0	$819,655,480
Total	$621,460,195	$198,195,285	$0	$819,655,480

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments
The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended September 30, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.
There were no transfers into or out of Level 3 during the period ended September 30, 2024.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.